Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,765,688	$ 627,264	$ 4,283,772	$ 2,041,882	$ 4,306,918	$ 2,384,802
Accumulated losses	28,830,329		28,830,329		24,546,557	$ 20,239,639
Working capital deficit	$ 9,237,497		$ 9,237,497		$ 7,012,565